Document and Entity Information	Nov. 02, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	KELLY SERVICES INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	MI
Amendment Flag	true
Entity Central Index Key	0000055135
Document Type	8-K/A
Document Period End Date	Nov. 02, 2023
Entity File Number	0-1088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, Postal Zip Code	48084
City Area Code	(248)
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 2, 2023, Kelly Services, Inc. (the “Company”) filed a Current Report on Form 8-K reporting that Dinette Koolhaas, senior vice president and president of Kelly International, will end her more than 15-year tenure with Kelly and move on to new endeavors following the close of the transaction between the Company and Gi Group Holdings S.P.A. (“Gi”) for the sale and purchase of all outstanding share capital of Kelly Services Management SARL (the “Transaction”), after a brief transition period. On January 2, 2024, Kelly Services Outsourcing and Consulting Group Sàrl, a wholly-owned subsidiary of the Company (“Kelly Services OCG”), and Ms. Koolhaas entered into a Termination Agreement, terminating her employment contract with Kelly Services OCG (the “Termination Agreement”) as of March 31, 2024. Under the terms of the Termination Agreement, Ms. Koolhaas will be entitled to a severance benefit equal to 12 months of base compensation, 100% of annual incentive compensation and certain other benefits as provided in the Termination Agreement. In addition, in exchange for Ms. Koolhaas’ assistance in supporting the preparation for and completion of the Transaction, she will receive payment equal to 1% of the Purchase Price as defined in the Transaction Agreement. Under the Termination Agreement, Ms. Koolhaas has agreed to a mutual general release of claims against the Kelly Services OCG and its affiliates. The foregoing description does not purport to be complete and is qualified in its entirety by reference to the full text of the Termination Agreement, which is attached as Exhibit 10.1 and incorporated herein by reference.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common
Trading Symbol	KELYB
Security Exchange Name	NASDAQ